UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                    as of December 31, 2015 (Unaudited)

Deutsche Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 23.6%
Auto Components 0.7%
Tenneco, Inc.*	53,636	2,462,429
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.	193,582	4,142,655
Panera Bread Co. "A"* (a)	26,299	5,122,519
		9,265,174
Household Durables 6.8%
Jarden Corp.* (a)	74,454	4,252,813
Mohawk Industries, Inc.*	27,711	5,248,186
Newell Rubbermaid, Inc. (a)	101,691	4,482,539
Toll Brothers, Inc.*	122,958	4,094,502
Whirlpool Corp.	30,252	4,443,111
		22,521,151
Internet & Catalog Retail 0.7%
Ctrip.com International Ltd. (ADR)* (a)	46,100	2,135,813
Leisure Products 1.1%
Polaris Industries, Inc. (a)	40,677	3,496,188
Media 1.2%
Cinemark Holdings, Inc.	122,024	4,079,262
Specialty Retail 7.1%
Advance Auto Parts, Inc.	22,192	3,340,118
DSW, Inc. "A" (a)	108,875	2,597,758
Penske Automotive Group, Inc. (a)	84,702	3,586,283
Ross Stores, Inc.	126,194	6,790,499
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	31,500	5,827,500
Urban Outfitters, Inc.* (a)	59,623	1,356,423
		23,498,581
Textiles, Apparel & Luxury Goods 3.2%
Carter's, Inc.	44,844	3,992,461
Hanesbrands, Inc.	220,923	6,501,764
		10,494,225
Consumer Staples 7.6%
Food Products 5.0%
Hain Celestial Group, Inc.* (a)	69,672	2,814,052
McCormick & Co., Inc. (a)	53,183	4,550,337
Mead Johnson Nutrition Co. (a)	63,423	5,007,246
The WhiteWave Foods Co.* (a)	103,268	4,018,158
		16,389,793
Household Products 2.6%
Church & Dwight Co., Inc.	64,961	5,513,890
Spectrum Brands Holdings, Inc.	30,134	3,067,641
		8,581,531
Energy 2.4%
Energy Equipment & Services 1.5%
Core Laboratories NV (a)	20,477	2,226,669
FMC Technologies, Inc.*	32,308	937,255
Oil States International, Inc.*	60,406	1,646,064
		4,809,988
Oil, Gas & Consumable Fuels 0.9%
Diamondback Energy, Inc.*	17,797	1,190,619
Matador Resources Co.* (a)	94,682	1,871,863
		3,062,482
Financials 10.0%
Banks 2.9%
Signature Bank* (a)	38,996	5,980,817
SVB Financial Group*	30,097	3,578,533
		9,559,350
Capital Markets 2.2%
Affiliated Managers Group, Inc.*	7,240	1,156,662
Lazard Ltd. "A" (a)	88,625	3,989,011
Oaktree Capital Group LLC (a)	41,450	1,977,994
		7,123,667
Diversified Financial Services 1.9%
Intercontinental Exchange, Inc.	24,259	6,216,611
Real Estate Investment Trusts 0.9%
Boston Properties, Inc. (REIT)	23,200	2,958,928
Real Estate Management & Development 2.1%
CBRE Group, Inc. "A"*	204,072	7,056,810
Health Care 14.8%
Biotechnology 4.6%
Alkermes PLC*	43,260	3,433,979
Anacor Pharmaceuticals, Inc.*	25,152	2,841,421
BioMarin Pharmaceutical, Inc.*	47,506	4,976,729
Incyte Corp.*	35,721	3,873,942
		15,126,071
Health Care Equipment & Supplies 4.0%
C.R. Bard, Inc.	27,205	5,153,715
St. Jude Medical, Inc.	69,103	4,268,493
Zeltiq Aesthetics, Inc.*	137,525	3,923,588
		13,345,796
Health Care Providers & Services 4.1%
AmerisourceBergen Corp. (a)	40,233	4,172,564
Centene Corp.*	97,633	6,425,228
Universal Health Services, Inc. "B"	23,238	2,776,709
		13,374,501
Life Sciences Tools & Services 0.5%
Quintiles Transnational Holdings, Inc.*	26,300	1,805,758
Pharmaceuticals 1.6%
Flamel Technologies SA (ADR)*	255,672	3,121,755
Mylan NV*	36,928	1,996,697
		5,118,452
Industrials 14.2%
Airlines 2.8%
Delta Air Lines, Inc.	51,265	2,598,623
Southwest Airlines Co.	156,707	6,747,803
		9,346,426
Building Products 3.7%
A.O. Smith Corp.	79,990	6,128,034
Fortune Brands Home & Security, Inc.	108,800	6,038,400
		12,166,434
Electrical Equipment 1.9%
Acuity Brands, Inc.	26,800	6,265,840
Machinery 4.8%
IDEX Corp.	63,325	4,851,328
Middleby Corp.*	53,361	5,756,051
WABCO Holdings, Inc.*	51,219	5,237,655
		15,845,034
Trading Companies & Distributors 1.0%
United Rentals, Inc.* (a)	47,397	3,438,179
Information Technology 20.9%
Communications Equipment 1.1%
Palo Alto Networks, Inc.*	20,477	3,606,819
Electronic Equipment, Instruments & Components 2.5%
Cognex Corp.	77,197	2,606,943
Fitbit, Inc. "A"* (a)	37,957	1,123,148
IPG Photonics Corp.* (a)	51,235	4,568,112
		8,298,203
Internet Software & Services 3.5%
CoStar Group, Inc.* (a)	24,717	5,108,757
LinkedIn Corp. "A"*	17,356	3,906,488
Twitter, Inc.* (a)	116,600	2,698,124
		11,713,369
IT Services 4.3%
Broadridge Financial Solutions, Inc.	94,018	5,051,587
MAXIMUS, Inc. (a)	55,589	3,126,882
VeriFone Systems, Inc.*	142,457	3,991,645
WEX, Inc.* (a)	21,325	1,885,130
		14,055,244
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	153,817	2,871,763
Cavium, Inc.*	25,200	1,655,892
Lam Research Corp. (a)	66,333	5,268,167
NXP Semiconductors NV*	33,125	2,790,781
		12,586,603
Software 5.1%
Electronic Arts, Inc.* (a)	37,457	2,574,045
Intuit, Inc.	53,825	5,194,112
Splunk, Inc.* (a)	49,654	2,920,152
Tableau Software, Inc. "A"*	24,863	2,342,592
Ultimate Software Group, Inc.* (a)	19,998	3,909,809
		16,940,710
Technology Hardware, Storage & Peripherals 0.6%
Western Digital Corp.	32,658	1,961,113
Materials 3.3%
Chemicals 2.2%
Ashland, Inc. (a)	38,556	3,959,701
Huntsman Corp.	284,038	3,229,512
		7,189,213
Construction Materials 1.1%
Eagle Materials, Inc.	60,011	3,626,465
Telecommunication Services 1.2%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	36,589	3,844,406
Total Common Stocks (Cost $261,200,615)		323,366,619
Securities Lending Collateral 18.0%
Daily Assets Fund, 0.36% (b) (c) (Cost $59,456,165)	59,456,165	59,456,165
Cash Equivalents 2.1%
Central Cash Management Fund, 0.25% (b) (Cost $6,979,433)	6,979,433	6,979,433
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $327,636,213) †	118.1	389,802,217
Other Assets and Liabilities, Net	(18.1)	(59,752,537)
Net Assets	100.0	330,049,680

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $328,774,188. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $61,028,029. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,160,018 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,131,989.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $57,963,457, which is 17.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$323,366,619	$—	$—	$323,366,619
Short-Term Investments (d)	66,435,598	—	—	66,435,598
Total	$389,802,217	$—	$—	$389,802,217

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016